SEGMENT INFORMATION (Q2) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
SEGMENT INFORMATION
Schedule of disaggregated revenue data by geographical region
Disaggregated revenue data by geographical region in terms of the customer’s location within the operating segment is as follows:

	Periods ended June 30,
In thousands of USD	2022	2023
Singapore	5,167	12,073
Asia, excluding Singapore	97,630	47,458
North America	59,658	100,118
Europe	11,251	5,194
Others	5,913	1,560
Total	179,619	166,403
Selected assets of mining machines, property plant and equipment, investment properties, right-of-use assets and intangible assets by geographical region within the operating segment is as follows:

In thousands of USD	At December 31, 2022	At June 30, 2023
Singapore	46,306	48,599
Asia, excluding Singapore	—	21,996
North America	170,439	167,035
Europe	45,540	48,206
Total	262,285	285,836

	Years ended December 31,
	2020	2021	2022
In thousands of USD	(Restated)
Singapore	90,808	79,537	27,591
Asia, excluding Singapore	57,146	211,805	136,901
North America	24,063	75,559	141,174
Europe	7,755	15,487	19,075
Others	6,615	12,273	8,601
Total	186,387	394,661	333,342
	At December 31,
	2021	2022
Singapore	7,481	46,306
North America	181,864	170,439
Europe	18,797	45,540
Total	208,142	262,285